Note 6 - Allowance for Loan Losses and Credit Quality Information - Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-accrual loans	$ 3,273	$ 4,181	$ 10,900
Residential Portfolio Segment [Member]
Non-accrual loans	916	1,655
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Non-accrual loans	41	44
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Non-accrual loans	1,343	1,650
Consumer Portfolio Segment [Member]
Non-accrual loans	630	786
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Non-accrual loans	$ 343	$ 46